Document and Entity Information	Oct. 31, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001688476
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	NexTier Oilfield Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37988
Entity Tax Identification Number	38-4016639
Entity Address, Address Line One	3990 Rogerdale Rd.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	325-6000
Security 12b Title	Common Stock, $0.01, par value
Trading Symbol	NEX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false